Ordinary Shares (Details)		12 Months Ended
	Jun. 19, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2024 $ / shares shares	Jun. 26, 2024 shares	Dec. 31, 2023 $ / shares shares	Jun. 19, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 $ / shares shares
Ordinary Shares [Line Items]
Ordinary Shares, authorized		100,000,000	500,000,000		100,000,000
Share value | $ / shares		$ 0.33	$ 0.0001
Shares issued		54,554,395	37,749,381		54,554,395
shares outstanding		54,554,395	37,749,381		54,554,395
Existed shareholders receive	1,000
FST Shareholders [Member]
Ordinary Shares [Line Items]
Shares issued			37,749,381	37,749,380
shares outstanding			37,749,381
Ordinary Shares [Member
Ordinary Shares [Line Items]
Ordinary Shares, authorized			500,000,000				100,000,000	100,000,000
Share value | (per share)	$ 0.33				$ 10	$ 10	$ 0.33	$ 10
Shares issued	12,589,476	1			1	12,589,476	41,964,919	41,964,919
shares outstanding							41,964,919	41,964,919
Stock dividend shares	300	12,589,476
Par share value (in Dollars per share) | $ / shares			$ 0.0001